Fair Value Measurements (Details) - Schedule of the Private Placement Warrants and Public Warrant - Thunder Bridge Acquisition Il, Ltd.[Member]	1 Months Ended
Aug. 09, 2019 $ / shares
Fair Value Measurements (Details) - Schedule of the Private Placement Warrants and Public Warrant [Line Items]
Risk-free interest rate	1.64%
Expected term (years)	6 years 8 months 19 days
Expected Volatility	14.00%
Exercise Price	$ 11.5
Stock price	$ 9.5